Subsequent Events (Details) - 2026 Q2 Dividends [Member] - Common Class A [Member] - Subsequent Events [Member]	Aug. 05, 2026 $ / shares
Subsequent Events [Abstract]
Dividend payable, date declared	August 5, 2026
Dividend payable per share (in Dollars per share)	$ 0.625
Dividends payable, date to be paid	Sep. 03, 2026
Dividends payable, date of record	Aug. 21, 2026